Long-Term Borrowings - Undiscounted lease liabilities (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Long-Term Borrowings
Undiscounted cash flows	$ 91,538	$ 34,506
Less: Imputed interest	(10,700)	(768)
Carrying value of lease liabilities	80,838	33,738
No later than one year
Long-Term Borrowings
Undiscounted cash flows	24,965	$ 34,506
Later than one year and not later than five years
Long-Term Borrowings
Undiscounted cash flows	$ 66,573